Rule 497 Filing

On behalf of the TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Social Choice Bond Fund, TIAA-CREF Money Market Fund and TIAA-CREF Real Estate Securities Fund (the “Funds”), each a series of the TIAA-CREF Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on May 31, 2019 (Accession No. 930413-19-001790), which is incorporated by reference into this Rule 497 Filing.